CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details 1) - Cox-Ross-Rubenstein - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Share price on valuation date	$ 0.582	$ 0.32
Strike price on conversion	$ 0.3557	$ 0.3557
Volatility	95.00%	95.00%
Time to expiration	3,274 days	3,640 days
Risk free interest rate	4.447%	5.153%
Dividend Yield	0.00%	0.00%